FINANCIAL INSTRUMENTS (Details 9) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 709,983
Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	13,106
Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	107,363
Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	516,716	$ 396,837
Cash and cash equivalents, Category [Member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	292,105	247,391
Cash and cash equivalents, Category [Member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	209,185	149,446
Cash and cash equivalents, Category [Member] | Agreements
Disclosure Of Financials Instruments [Line items]
Financial assets	15,426	0
Trade and other receivables, category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	834,996	729,345
Trade and other receivables, category [Member] | Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	709,983	600,589
Trade and other receivables, category [Member] | Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	13,106	764
Trade and other receivables, category [Member] | Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	107,363	114,530
Trade and other receivables, category [Member] | Accounts receivable due from related parties
Disclosure Of Financials Instruments [Line items]
Financial assets	4,544	13,462
Loans and Accounts Receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 1,351,712	$ 1,126,182